Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Lease Liabilities [Abstract]
Undiscounted lease payments	$ 2,262,433	$ 2,089,765
Present value adjustment	(421,206)	(367,932)
Lease liability	1,841,227	1,721,833
Breakdown:
Current liabilities	352,627	342,747
Non-current liabilities	1,488,600	1,379,086
Total Lease liability	$ 1,841,227	$ 1,721,833	$ 1,506,043	$ 1,174,686